Debt: Schedule of Debt (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Schedule of Debt

	September 30, 2017	March 31, 2017
Revenue based funding arrangement entered into on 8/31/15 [1]	$-	$263,641
Revenue share agreement entered into on 6/28/16 [2]	400,000	525,000
Purchase and sale agreement for future receivables entered into on 9/30/16 [3]	87,288	220,652
Short-term advance received on 1/11/17 [4]	-	1,000,000
Short-term advance received on 3/16/17 [5]	-	50,000
Promissory note entered into on 3/31/17 [6]	-	34,452
Promissory note entered into on 8/15/17 [7]	300,000	-
Promissory note entered into on 8/24/17 [8]	26,250	-
Promissory note entered into on 9/15/17 [9]	251,850	-
	$1,065,388	$2,093,745